Warrant Liabilities - Schedule of warrant liabilities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jul. 31, 2020 CAD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Jul. 31, 2019 CAD ($)	Jul. 31, 2019 USD ($)
Warrant Liabilities [Line Items]
Opening balance	$ 493			$ 3,130
Issued	9,596
Exercised	(106)			(6,367)
(Gain) Loss in revaluation of financial instruments	(6,533)			3,730
Ending balance	3,450			493
2017 Unsecured Convertible Debentures Warrants
Warrant Liabilities [Line Items]
Opening balance	493			3,130
Issued	0
Exercised	(106)			(6,367)	$ (4,819)
(Gain) Loss in revaluation of financial instruments	(387)			3,730
Ending balance	0			493
USD$25,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Opening balance	0			0
Issued	5,629		$ 5,629
Exercised	0			0
(Gain) Loss in revaluation of financial instruments	(3,712)			0
Ending balance	1,917	$ 1,430		0
USD$20,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Opening balance	0			0
Issued	3,967
Exercised	0			0
(Gain) Loss in revaluation of financial instruments	(2,434)			0
Ending balance	$ 1,533	$ 1,144		$ 0